Taxation - Disclosure of Major Items Causing the Income Tax Provision to Differ from the South African Mining Statutory Tax Rate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax expense on net profit at the mining statutory tax rate1	R 12,658	R 6,989	R 3,708
Non-allowable deductions and non-taxable items1	1,340	583	529
Equity-settled share-based payments	251	226	82
Tax Effect Of Expense Not Deductible In Determining Taxable Profit (Tax Loss), Acquisition related costs	454	0	0
Exploration expenditure	384	201	242
Finance costs	279	87	138
Other1	(28)	69	67
Movement in temporary differences related to property, plant and equipment	(535)	(645)	(1,574)
Movements in other temporary differences1	(89)	(189)	(745)
Difference between effective mining tax rate and statutory mining rate on mining income	(1,195)	(796)	(650)
Difference between non-mining tax rate and statutory mining rate on non-mining income	(58)	(43)	(23)
Effect on temporary differences due to changes in effective tax rates	805	1,108	(3)
Capital allowances	(1,514)	(1,327)	(1,183)
Deferred tax asset not recognised	(1,070)	(339)	(266)
Total taxation expense1	R 8,905	R 6,631	R 2,941
Effective income and mining tax rate (%)1	23.00%	31.00%	26.00%
Prior year tax	R 75	R 0	R 0
Avgold
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Effective Tax Rate	0.00%	0.00%	0.00%
Mining Products | SA taxation
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mining statutory tax rate	33.00%	33.00%	33.00%
Prior year tax	R 11	R 0	R (4)